Related Parties - Schedule of Transaction Amounts and Outstanding Balances for Related Parties (Details) - BRL (R$) R$ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Schedule of Transaction Amounts and Outstanding Balances for Related Parties [Line Items]
Total loans from related parties		R$ 9,739	R$ 9,867
Pierre Schurmann [Member]
Schedule of Transaction Amounts and Outstanding Balances for Related Parties [Line Items]
Total loans from related parties	[1]	9,739	8,890
Aury Ronan Francisco [Member]
Schedule of Transaction Amounts and Outstanding Balances for Related Parties [Line Items]
Total loans from related parties	[2]		R$ 977

[1]	Nuvini S.A. entered into three loan agreements with Pierre Schurmann as of 2023. The first agreement entered into on February 13, 2023, in the principal amount of R$3,300 with interest of 10 % per year and 100% of CDI, and with a maturity of 12 months. The second agreement entered into on July 3, 2023, in the principal amount of R$1,039 interest equivalent to 23.25% per year. The third agreement entered into on December 15, 2022, in the principal amount of R$3,200 with interest of 10 % per year and 100% of CDI. All outstanding loan balances are classified as a short-term loan.
[2]	This loan was received on September 3, 2021, from Aury Ronan Francisco, in the amount of R$3,700. On September 29, 2021, the Group paid R$3,000 of the principal amount, with the remaining R$700 outstanding and payable within 6 months. Interest on the outstanding loan is calculated using a fixed rate of 3% per annum. As of December 31, 2023, the remaining balance of the loan remains outstanding and accruing interest. Per the terms of the agreement, once the balance is paid, the Company will also include a penalty of 2% of the total value of the loan. This loan was settled and paid by the Company as of June 30, 2024.